Investment Objectives and Goals	May 21, 2026
KraneShares Dragon Capital Vietnam Growth Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Dragon Capital Vietnam Growth Index ETF (the “Fund”)